Document and Entity Information	Dec. 16, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 16, 2016
Registrant Name	Horizon Funds
Central Index Key	0001643174
Amendment Flag	false
Document Creation Date	Dec. 16, 2016
Document Effective Date	Dec. 16, 2016
Prospectus Date	Oct. 07, 2016
Horizon Dynamic Dividend Fund | Investor Class
Prospectus:
Trading Symbol	HNDDX
Horizon Dynamic Dividend Fund | Institutional Class
Prospectus:
Trading Symbol	HIDDX